Long-Term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt
7.	Long-Term Debt

The table below presents a breakdown of the Company’s long-term debt as of December 31, 2015 and 2016:

	2015	2016
(a) Commerzbank AG (August 12, 2011)	$25,912,500	$-
(b) Unicredit Bank AG (November 19, 2007)	13,885,750	-
(c) Bank of Ireland (March 30, 2009)	7,825,000	-
(d) Nordea Bank Finland Plc (May 6, 2014)	73,928,185	-
(e) Senior unsecured notes due 2021	25,000,000	16,517,275
(f) Convertible Note (issued in November 2016)	-	500,000
Total	$146,551,435	17,017,275
Less: related deferred financing costs	1,877,534	442,314
Total debt, net of deferred financing costs	$144,673,901	$16,574,961

Disclosed as follows in the Consolidated Balance Sheets
Liabilities associated with vessels held for sale	$47,587,119	$-
Current portion of long-term debt	97,086,782	16,574,961
Total	$144,673,901	$16,574,961

As of December 31, 2016, the minimum annual principal payments for the outstanding debt required to be made after the balance sheet date, are as follows:

To December 31,
2017	$500,000
2018	-
2019	-
2020	-
2021	16,517,275
Total	$17,017,275

(a)	Commerzbank AG (August 12, 2011): On December 8, 2015, the Company entered into an agreement with Commerzbank AG for the full and final settlement of the then outstanding principal amount of the respective facility of $38,237,500. According to the agreement, the facility was settled with the total net proceeds from the sale of the mortgaged vessels, namely the M/V Sapphire Seas, the M/V Diamond Seas and the M/V Pearl Seas, in line with the memoranda of agreement dated November 9, 2015. This resulted in a gain from debt extinguishment of $5,921,524, which includes unpaid and accrued interest until the date of sale of M/V Sapphire Seas and M/V Diamond Seas in December 2015 and is separately reflected in the 2015 consolidated statement of comprehensive loss.

(b)	Unicredit Bank AG (November 19, 2007): In January 2016, the Company agreed with Unicredit Bank AG to apply the total net proceeds from the sale of the M/V Deep Seas and the M/V Calm Seas, in line with the memoranda of agreement dated December 23 and December 30, 2015, towards the respective loan facility. In June 2016, the Company entered into an agreement with Unicredit Bank AG, pursuant to which, the Company was discharged from all of its obligations under the loan agreement in exchange for the payment of interest in the amount of $50,000.

(c)	Bank of Ireland (March 30, 2009): On January 7, 2016, the Company entered into an agreement with Bank of Ireland to apply the total net proceeds from the sale of the M/V Kind Seas, in line with the memorandum of agreement dated December 1, 2015, towards the respective loan facility, while the remaining principal amount of $4,384,750 would be treated as follows: i) $2,192,375 would be written-off, subject to certain conditions, and ii) $2,192,375, plus any accrued interest, would be converted into an unsecured PIK Note. The conversion occurred following the receipt of the net sale proceeds of the M/V Kind Seas and the application of such proceeds against the facility, in January 2016. On April 11, 2016, following a notice of cancellation of PIK Note sent by the Bank of Ireland, the Company was discharged from all of its obligations under the PIK Note.

(d)	Nordea Bank Finland Plc (May 6, 2014): On March 9, 2016, the Company entered into a settlement agreement with Nordea Bank Finland Plc for the full and final settlement of the then outstanding principal amount of the respective facility of $73,928,185. According to the agreement, the facility was settled with the total net proceeds from the sale of the mortgaged vessels, namely the M/V Coral Seas, the M/V Golden Seas, the M/V Prosperous Seas, the M/V Precious Seas, the M/V Priceless Seas and the M/V Proud Seas in line with the memoranda of agreement dated March 17, 2016. In addition, in accordance with the terms of the settlement agreement, the Company received $4,290,000 for settlement of vessels’ trading debt, which is separately reflected as other income in the 2016 consolidated statement of comprehensive income.

Following the completion of above agreements, a gain from debt extinguishment of $35,036,863 or $7.98 and $2.99 per basic and dilutive common share, respectively, which includes unpaid and accrued interest, was recognized and is included in gain from debt extinguishment in the 2016 consolidated statement of comprehensive income.

(e)	Senior unsecured notes due 2021: On August 8, 2014, the Company completed the offering of 1,000,000 senior unsecured notes due 2021 (“Notes”), pursuant to its effective shelf registration statement. The Notes were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof, and bear interest at a rate of 8.375% per year, payable quarterly on each February 15, May 15, August 15 and November 15, commencing on November 15, 2014. The Notes will mature on August 15, 2021, and may be redeemed in whole or in part at any time or from time to time after August 15, 2017. Financial Industry Regulatory Authority (“FINRA”) has designated the Notes as corporate bonds that are TRACE eligible under the symbol "PRGN4153414".

The indenture governing the Notes contains certain restrictive covenants, including limitations on asset sales and:

·	Limitation on Borrowings: Net borrowings not to exceed 70% of total assets.
·	Limitation on Minimum Net Worth: Net worth to always exceed $100,000,000.

As of December 31, 2016, the Company was not in compliance with the covenants described above.

In January 2016 and April 2016, the Company entered into exchange agreements with unrelated third parties, whereas the Notes holder exchanged 20,000 and 50,000 Notes, respectively, for shares of the Company’s Class A common shares.

In February 2016 and September 2016, the Company commenced an offer to exchange all Notes for its Class A common shares (the “Exchange Offer”). As part of the Exchange Offer, holders were also required to consent to the removal of certain covenants and sections of the Notes’ indenture (together with the Exchange Offer, “Exchange Offer and Consent Solicitation”). On March 18, 2016 and October 31, 2016, 184,721 and 84,588 Notes, respectively, were delivered and not validly withdrawn from the Exchange Offer.

In relation to the issued and outstanding Notes, the Company did not proceed with the interest payments since February 15, 2016, due to lack of liquidity.

Following the completion of the above exchange agreements and exchange offers, a gain from debt extinguishment of $7,275,746 or $1.66 and $0.62 per basic and dilutive common share, respectively, was recognized and is included in gain from debt extinguishment in the 2016 consolidated statement of comprehensive income.

Based on the Company’s cash flow projections for 2017, cash on hand and cash provided by operating activities will not be sufficient to cover scheduled interest payments relating to its Notes due in 2017. The Company is exploring several alternatives aiming to manage its working capital requirements and other commitments.

(f)	Convertible Notes: In January 2016, June 2016 and November 2016, the Company entered into securities purchase agreements with unrelated third parties, under which it authorized and issued convertible notes, each in the original principal amount of $500,000, convertible into common shares. The convertible notes issued in January and June 2016 were converted into 6,724,634 common shares, while the convertible note issued in November 2016 remained outstanding as of December 31, 2016. The note will mature on November 11, 2017 and bears interest at a rate of 8% per annum. The note is convertible into the Company’s Class A common shares at a conversion price equal to 65% of the lowest volume weighted average price of the Company’s Class A common shares during the 21 trading days prior to conversion date. The note includes customary event of default provisions, and provides for a default interest rate of 18%.

Other Information: As of December 31, 2016, the Company had no borrowing capacity.

The interest cost charged for the years ended December 31, 2014, 2015 and 2016 amounted to $7,451,854, $8,039,677 and $2,062,395, respectively.

The capitalized interest for the years ended December 31, 2014, 2015 and 2016 amounted to $1,618,836, $1,704,937 and $0, respectively.

The weighted average interest rate for the years ended December 31, 2014, 2015 and 2016 was 3.53%, 4.07% and 6.59%, respectively.